Cover	Sep. 02, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 02, 2025
Entity Registrant Name	Columbia Banking System, Inc.
Entity Incorporation, State or Country Code	WA
Entity File Number	000-20288
Entity Tax Identification Number	91-1422237
Entity Address, Address Line One	1301 A Street
Entity Address, City or Town	Tacoma
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98402-4200
City Area Code	253
Local Phone Number	305-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock
Trading Symbol	COLB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000887343
Amendment Flag	true
Amendment Description	On September 2, 2025, Columbia Banking System, Inc., a Washington corporation (“Columbia”), filed a Current Report on Form 8-K (the “Original Report”) to report that, effective as of August 31, 2025, Columbia completed its acquisition of Pacific Premier Bancorp, Inc., a Delaware corporation (“Pacific Premier”), pursuant to the Agreement and Plan of Merger, dated April 23, 2025 (the “Merger Agreement”), by and among Columbia, Pacific Premier, and Balboa Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of Columbia (“Merger Sub”). Pursuant to the Merger Agreement, (i) Merger Sub merged with and into Pacific Premier (the “Merger”), with Pacific Premier as the surviving corporation, and (ii) immediately thereafter, Pacific Premier merged with and into Columbia, with Columbia as the surviving entity (the “Second Step Merger” and, together with the Merger, the “Mergers”). Promptly following the closing of the Second Step Merger, Pacific Premier Bank, National Association, a national banking association and a wholly owned subsidiary of Pacific Premier, merged with and into Columbia Bank, an Oregon state-chartered commercial bank and a wholly owned subsidiary of Columbia (the “Bank Merger”), with Columbia Bank surviving the Bank Merger.This amendment to the Original Report (the “Amendment”) is being filed to provide the financial statements and pro forma financial information required by Item 9.01 of Form 8-K.The pro forma financial information included in this Amendment has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that Columbia and Pacific Premier would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Mergers. Except as described in this Amendment, all other information in the Original Report remains unchanged.